UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               FORM 13F COVER PAGE

                    Report for the Calendar Year or Quarter Ended: 3/31/2007 Check here if Amendment [ ]; Amendment Number:

                          This  Amendment (check only one.):

                               [  ]   is a restatement.
                               [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       --------------------------
Address:  645 Madison Avenue, New York, New York 10022
         ----------------------------------------------------

Form 13F File Number:  ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Phillippe E. Baumann
       ----------------------
Title:  Executive Vice President
        --------------------------
Phone:  212-888-8123
        ------------
Signature, Place, and Date of Signing:

/s/  Phillippe E. Baumann
---------------------------
New York, New York
April 16, 2007

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:          0
                                                -

Form 13F Information Table Entry  Total:      42
                                              --
Form 13F Information Table Value Total:     $1,583,568,000(thousands)
                                             -------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE


                                                    STRALEM & COMPANY, INC
                                                          13F REPORT
                                                       AS OF 3/31/2007


ITEM 1:              ITEM 2:   ITEM 3:    ITEM 4:         ITEM 5:               ITEM 6:               ITEM 7        ITEM 8
                                                                                 INVESTMENT                       VOTING AUTORITY
                                                                                 DISCRETION                          (SHARES)
                        TITLE                FAIR                             (a)    (b)        (c)
                         OF                  MARKET     SHARES OR  SH/PUT/         SHARED-AS   SHARED-   OTHER     (a)  (b)     (c)
NAME OF ISSUER          CLASS    CUSIP NO.  VALUE (IN   PRINCIPAL  PRN/CALL  SOLE  DEFINED IN  OTHER    MANAGERS  SOLE SHARED  NONE
                                            THOUSANDS)  AMOUNT                     INSTR. V
ABBOTT LABS            Common    2824100    46,521,000    833,715     SH    833,715  0           0              792,915  0    40,800
ALTRIA GROUP INC       Common  02209S103    52,133,000    593,703     SH    593,703  0           0              562,337  0    31,366
AMER EXPRESS           Common   25816109       231,000      4,100     SH      4,100  0           0                4,100  0         0
AMER INTL GROUP        Common   26874107    52,135,000    775,590     SH    775,590  0           0              749,290  0    26,300
AMEREN CORP            Common   23608102    51,840,000  1,030,616     SH  1,030,616  0           0              979,550  0    51,066
AMGEN INC              Common   31162100    16,384,000    293,200     SH    293,200  0           0              274,500  0    18,700
APPLERA CORP
  APPLIED BIOS         Common   38020103       355,000     12,000     SH     12,000  0           0               12,000  0         0
AT & T INC             Common  00206R102     1,202,000     30,496     SH     30,496  0           0               30,496  0         0
AUTOMATIC
  DATA PROCESSING      Common   53015103     1,859,000     38,400     SH     38,400  0           0               18,100  0    20,300
BERKSHIRE HATHAWAY/B   Common   84670207       546,000        150     SH        150  0           0                    0  0       150
CATERPILLAR INC        Common  149123101    52,297,000    780,200     SH    780,200  0           0              741,100  0    39,100
CHEVRON CORPORATION    Common  166764100    57,067,000    771,591     SH    771,591  0           0              734,791  0    36,800
CISCO SYSTEMS          Common  17275R102    45,705,000  1,790,265     SH  1,790,265  0           0            1,704,665  0    85,600
CONSOL EDISON          Common  209115104    58,378,000  1,143,316     SH  1,143,316  0           0            1,087,450  0    55,866
DANAHER CORP           Common  235851102    52,716,000    737,800     SH    737,800  0           0              702,000  0    35,800
DEVON ENERGY
  CORPORATION          Common  25179M103    55,619,000    803,510     SH    803,510  0           0              764,710  0    38,800
DUKE ENERGY CORP       Common  26441C105    59,742,000  2,944,400     SH  2,944,400  0           0            2,799,900  0   144,500
EASTMAN CHEMICAL
  COMPANY              Common  277432100    55,838,000    881,700     SH    881,700  0           0              838,700  0    43,000
EMERSON ELECTRIC CO    Common  291011104    55,011,000  1,276,650     SH  1,276,650  0           0            1,216,050  0    60,600
GENERAL ELECTRIC       Common  369604103       276,000      7,800     SH      7,800  0           0                    0  0     7,800
INGERSOLL-RAND
  CO CL A              Common  G4776G101    55,485,000  1,279,350     SH  1,279,350  0           0            1,215,250  0    64,100
INTEL CORPORATION      Common  458140100    19,505,000  1,019,625     SH  1,019,625  0           0              970,125  0    49,500
JOHNSON & JOHNSON      Common  478160104    36,422,000    604,419     SH    604,419  0           0              583,319  0    21,100
L3 COMMUNICATIONS
  HOLDINGS             Common  502424104    56,475,000    645,650     SH    645,650  0           0              613,950  0    31,700
LILLY ELI & CO         Common  532457108       682,000     12,700     SH     12,700  0           0                    0  0    12,700
LOEWS CORP             Common  540424108    62,966,000  1,386,000     SH  1,386,000  0           0            1,319,600  0    66,400
MCDONALD'S CORP        Common  580135101    60,375,000  1,340,174     SH  1,340,174  0           0            1,276,174  0    64,000
MEDTRONIC              Common  585055106    18,621,000    379,565     SH    379,565  0           0              355,399  0    24,166
MICROSOFT CORP         Common  594918104    40,317,000  1,446,626     SH  1,446,626  0           0            1,375,326  0    71,300
OCCIDENTAL PETR        Common  674599105    59,987,000  1,216,534     SH  1,216,534  0           0            1,157,770  0    58,764
PEPSICO INC            Common  713448108       534,000      8,400     SH      8,400  0           0                    0  0     8,400
PFIZER INC             Common  717081103    37,927,000  1,501,479     SH  1,501,479  0           0            1,452,913  0    48,566
PINNACLE WEST CAPITAL  Common  723484101    57,934,000  1,200,700     SH  1,200,700  0           0            1,142,900  0    57,800
PROCTER & GAMBLE       Common  742718109       632,000     10,000     SH     10,000  0           0               10,000  0        0
PROGRESS ENERGY INC    Common  743263105    57,664,000  1,143,216     SH  1,143,216  0           0            1,087,250  0    55,966
SOUTHERN CO            Common  842587107    55,738,000  1,520,825     SH  1,520,825  0           0            1,446,625  0    74,200
TEXAS INSTRUMENTS INC  Common  882508104    21,100,000    701,000     SH    701,000  0           0              667,100  0    33,900
UNITED HEALTH
  GROUP INC            Common  91324P102    53,087,000  1,002,210     SH  1,002,210  0           0              953,910  0    48,300
VERIZON COMMUNICATIONS Common  92343V104    57,801,000  1,524,300     SH  1,524,300  0           0            1,450,000  0    74,300
WAL-MART STORES        Common  931142103       488,000     10,400     SH     10,400  0           0               10,400  0         0
WHIRLPOOL CORP         Common  963320106    52,838,000    622,282     SH    622,282  0           0              591,350  0    30,932
XTO ENERGY INC         Common  98385X106    61,135,000  1,115,400     SH  1,115,400  0           0            1,061,300  0    54,100

                                         1,583,568,000 34,440,057